ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	3 Months Ended
	Mar. 31, 2016 Number $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 31, 2015	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Number of common stock exercisable	6,219,200
Number of common stock held	25,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Warrant [Member]
Number of common stock exercisable	6,219,200	6,219,200
Asiya Pearls, Inc [Member]
Number of common stock issued	10,000,000
Number of common stock returned	4,975,000
Number of common stock held	5,025,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Number of capital stock converted into each common stock	2
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of common stock held	49,929,000
Number of subsidiaries | Number	2
Percentage of majority stockholders	100.00%
Date of acquisition agreement	May 12, 2016
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders			99.996%
Percentage of outstanding shares			99.99%
QPAGOS Corporation - Parent Company [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of common stock exercisable		3,109,600
QPAGOS Corporation - Parent Company [Member] | Share Exchange Agreement [Member]
Percentage of majority stockholders			99.996%
Percentage of outstanding shares			99.99%